Litigation	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Legal Matters and Contingencies [Text Block]
25.  Litigation

Bladex is not engaged in any litigation that is material to the Bank’s business or, to the best of the knowledge of the Bank’s management that is likely to have an adverse effect on its business, financial condition or results of operations.